N-2	May 21, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	OAKTREE STRATEGIC CREDIT FUND
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Class T shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$72	$214	$351	$674
You would pay the following expenses on an $1,000 investment, assuming a 5.0% annual return from net investment income and payment of the maximum upfront sales load:	$107	$249	$386	$709
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$78	$230	$376	$714

Class T Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 78
Expense Example, Years 1 to 3	230
Expense Example, Years 1 to 5	376
Expense Example, Years 1 to 10	714
Class T Shares [Member] | Upfront Sales Load [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	107
Expense Example, Years 1 to 3	249
Expense Example, Years 1 to 5	386
Expense Example, Years 1 to 10	709
Class T Shares [Member] | Annual Return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	72
Expense Example, Years 1 to 3	214
Expense Example, Years 1 to 5	351
Expense Example, Years 1 to 10	$ 674